Schedule III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Dec. 31, 2012
Real Estate, Federal Income Tax Basis (in Dollars)	3.3
Building [Member]
Property, Plant and Equipment, Useful Life	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years